Financial Assets and Financial Liabilities_Details Of Financial Liabilities Subject To Offsetting(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		₩ 69,730,430	₩ 55,769,992
Gross assets offset		(41,310,544)	(31,817,137)
Net amounts in the statement of financial position		28,419,886	23,952,855
Non-offsetting amount
Financial Instruments		(25,985,729)	(22,876,090)
Cash Collateral		(77,324)	(92,565)
Net amount		2,356,833	984,200
Derivatives held for trading and Derivatives linked securities
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		5,300,028	2,936,638
Gross assets offset		0	0
Net amounts in the statement of financial position		5,300,028	2,936,638
Non-offsetting amount
Financial Instruments		(3,365,443)	(2,182,243)
Cash Collateral		(77,324)	(92,565)
Net amount		2,066,086	826,221
Derivatives held for hedging
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		208,825	164,391
Gross assets offset		0	0
Net amounts in the statement of financial position		208,825	164,391
Non-offsetting amount
Financial Instruments		0	0
Cash Collateral		0	0
Net amount		0	0
Payable spot exchange
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		3,434,887	3,050,982
Gross assets offset		0	0
Net amounts in the statement of financial position		3,434,887	3,050,982
Non-offsetting amount
Financial Instruments		(3,434,222)	(3,034,679)
Cash Collateral		0	0
Net amount		665	16,303
Bonds sold under repurchase agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities	[1]	16,329,799	13,011,121
Gross assets offset	[1]	(11,800)	0
Net amounts in the statement of financial position	[1]	16,317,999	13,011,121
Non-offsetting amount
Financial Instruments	[1]	(16,317,999)	(13,000,321)
Cash Collateral	[1]	0	0
Net amount	[1]	0	10,800
Securities borrowing agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		1,934,736	2,583,092
Gross assets offset		0	0
Net amounts in the statement of financial position		1,934,736	2,583,092
Non-offsetting amount
Financial Instruments		(1,934,736)	(2,583,092)
Cash Collateral		0	0
Net amount		0	0
Domestic exchange settlement credits
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		37,757,164	32,867,423
Gross assets offset		(36,823,835)	(30,794,160)
Net amounts in the statement of financial position		933,329	2,073,263
Non-offsetting amount
Financial Instruments		(933,329)	(2,073,263)
Cash Collateral		0	0
Net amount		0	0
Other financial instruments
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		4,764,991	1,156,345
Gross assets offset		(4,474,909)	(1,022,977)
Net amounts in the statement of financial position		290,082	133,368
Non-offsetting amount
Financial Instruments		0	(2,492)
Cash Collateral		0	0
Net amount		₩ 290,082	₩ 130,876

[1]	Includes bonds sold under repurchase agreements to customers.